Capital Disclosures - Capital Management Information (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Funds From Operations [Abstract]
Cash flow from operating activities	CAD 325,208	CAD 247,365
Change in non-cash working capital	8,962	23,270
Asset retirement obligations settled	13,471	5,616
Adjusted funds flow	347,641	276,251
Net Debt [Abstract]
Bank loan - principal	212,138	187,954
Notes and debentures issued	1,474,184	1,566,116
Trade and other payables	144,542	112,973
Cash	0	(2,705)		CAD (247)
Trade and other receivables	(112,844)	(112,171)
Net debt	CAD 1,734,284	CAD 1,773,541
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Net debt to adjusted funds flow ratio	5.0	6.4
Liquidity risk
Net Debt [Abstract]
Trade and other payables	CAD 144,542
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Available undrawn credit facilities	494,634	CAD 580,767
Cost
Net Debt [Abstract]
Bank loan - principal	213,376	191,286
Notes and debentures issued	CAD 1,489,210	CAD 1,584,158
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			$ 200,000,000
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			25,000,000
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			$ 350,000,000